Note 21 - Gold Bullion Loans (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Schedule of gold bullion loans [text block]
	August 31, 2018	August 31, 2017
Balance at beginning of year	$3,394,998	$3,121,831
Loans received	1,310,660	—
Less: repayment of loans converted to shares	(324,475)	—
Less: conversion component of convertible loans	(151,000)	—
Interest accrued	337,012	293,278
Issuance of shares for interest payment	(236,369)	(328,033)
Interest accretion	272,991	449,460
Foreign exchange translation adjustment	18,534	(141,538)
Balance at end of year	$4,622,351	$3,394,998

Classification:
Short term portion of gold loan	$4,622,351	$2,335,474
Long term portion of gold loan	—	1,059,524
Balance at end of year	$4,622,351	$3,394,998